S1 FUND

I Shares

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated May 30, 2013 to the I Shares Prospectus dated December 31, 2012

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective June 3, 2013, Sonica Capital LLC is appointed as a Sub-Adviser to the S1 Fund. Accordingly, the following is inserted as a separate row of the table immediately following the heading titled “Portfolio Managers” on page 6 of the Prospectus:

	Title	Portfolio Manager of Fund since:
Sonica Capital LLC
Alexander Fodor	Managing Member, Chief Investment Officer	June 3, 2013

Effective June 3, 2013, the following is inserted as a separate paragraph under the sub-heading titled “Sub-Advisers” located under the “Management of the Funds” section on page 14 of the Prospectus:

Sonica Capital LLC (“Sonica”), a registered investment adviser located at 400 Madison Avenue, 17th Floor, New York, NY 10017, has served as a Sub-Adviser to the Fund since June 3, 2013.  Alexander Fodor is the founder, Chief Investment Officer and Managing Member of Sonica.  Mr. Fodor is responsible for both the day-to-day investment decisions and the long-term strategy of that portion of the assets of the Fund allocated to it by the Adviser.  Mr. Fodor has over 14 years of investment and equity research experience.  From 2006 until founding Sonica in 2008, Mr. Fodor was at Izara Capital Management, LLC, where he headed the firm’s research, investment and coverage of equities in the consumer sector.  Mr. Fodor holds a Masters of Business Administration degree from New York University and a Bachelor of Arts degree from Wesleyan University.  Sonica employs a research-based long/short equity investment strategy, with a focus on equities of U.S companies with understandable business models.

Please retain this Supplement for future reference.

S1 FUND

R Shares

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated May 30, 2013 to the R Shares Prospectus dated December 31, 2012

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective June 3, 2013, Sonica Capital LLC is appointed as a Sub-Adviser to the S1 Fund. Accordingly, the following is inserted as a separate row of the table immediately following the heading titled “Portfolio Managers” on page 6 of the Prospectus:

	Title	Portfolio Manager of Fund since:
Sonica Capital LLC
Alexander Fodor	Managing Member, Chief Investment Officer	June 3, 2013

Effective June 3, 2013, the following is inserted as a separate paragraph under the sub-heading titled “Sub-Advisers” located under the “Management of the Funds” section on page 14 of the Prospectus:

Sonica Capital LLC (“Sonica”), a registered investment adviser located at 400 Madison Avenue, 17th Floor, New York, NY 10017, has served as a Sub-Adviser to the Fund since June 3, 2013.  Alexander Fodor is the founder, Chief Investment Officer and Managing Member of Sonica.  Mr. Fodor is responsible for both the day-to-day investment decisions and the long-term strategy of that portion of the assets of the Fund allocated to it by the Adviser.  Mr. Fodor has over 14 years of investment and equity research experience.  From 2006 until founding Sonica in 2008, Mr. Fodor was at Izara Capital Management, LLC, where he headed the firm’s research, investment and coverage of equities in the consumer sector.  Mr. Fodor holds a Masters of Business Administration degree from New York University and a Bachelor of Arts degree from Wesleyan University.  Sonica employs a research-based long/short equity investment strategy, with a focus on equities of U.S companies with understandable business models.

Please retain this Supplement for future reference.

S1 FUND

I Shares
R Shares

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated May 30, 2013
to the Statement of Additional Information dated December 31, 2012

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective June 3, 2013, the following is inserted as a separate row of the table found under the heading titled “Investment Sub-Advisers” on page S-43 of the SAI:

Sonica Capital LLC (“Sonica”) 400 Madison Avenue, 17th Floor New York, NY 10017

Alexander Fodor is the founder, Chief Investment Officer, and Managing Member of Sonica.  In managing its portion of the Fund, Sonica employs a fundamental long/short equity investment strategy, with a focus on equities of U.S. companies with understandable business models.

Effective June 3, 2013, the following is inserted as a separate section under the heading titled “The Portfolio Managers” on page S-44 of the SAI:

Sonica

Other Accounts.  In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below.  The information below is provided as of March 31, 2013.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets*	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
1. Alexander Fodor	Other Registered Investment Companies:	2	$5MM	1	$0.25MM
	Other Pooled Investment Vehicles:	2	$53MM	N/A	$53MM
	Other Accounts:	0	N/A	N/A	N/A

* Total assets under management for Sonica Capital were approximately $58 million as of March 31, 2013.

Compensation.  Sonica compensates the portfolio manager for his management of the Fund.  The portfolio manager’s compensation varies from year to year and is based on the performance and profitability of Sonica.  Mr. Fodor is compensated through equity participation in Sonica and is not compensated with any fixed compensation, such as salary.

Conflicts of Interests.  Sonica has adopted and implemented policies and procedures intended to address conflicts of interest relating to the management of multiple client accounts, including accounts with multiple fee arrangements, and the allocation of investment opportunities. Sonica will review investment decisions for the purpose of ensuring that all accounts with substantially similar investment objectives are treated equitably.  The performance of similarly managed accounts will also be periodically compared to determine whether there are any unexplained significant discrepancies. In addition, Sonica’s procedures relating to the allocation of investment opportunities require that similarly managed accounts participate in investment opportunities pro rata based on asset size.  Allocations can be made through the adviser’s trading process based on the assets in each client account, and the adviser’s trading process is designed to ensure that, to the extent orders are aggregated, such orders are price-averaged. Finally, Sonica’s procedures also require the objective allocation for limited opportunities (such as initial public offerings) to ensure fair and equitable allocation among accounts.  These areas are monitored by Sonica’s Chief Compliance Officer.

Effective June 3, 2013, the following is inserted as a separate row of the table included under the heading titled “Fund Shares Owned by Portfolio Managers” on page S-49 of the SAI:

Name	Dollar Range of Fund Shares*
Alexander Fodor	None

* As of May 30, 2013.

Effective June 3, 2013, the following is inserted as Appendix H to the SAI:

Appendix H

SONICA CAPITAL LLC
PROXY VOTING POLICY AND PROCEDURES

I.                                        STATEMENT OF POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When the Adviser has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.                                   PROXY VOTING PROCEDURES

All proxies received by the Adviser will be sent to the Compliance Officer.  The Compliance Officer will:

•                  Keep a record of each proxy received;

•                  Forward the proxy to the portfolio manager or other person who makes the voting decision in the firm (hereafter referred to as “Chief Investment Officer”);

•                  Determine which accounts managed by the Adviser hold the security to which the proxy relates;

•                  Provide the Chief Investment Officer with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

•                  Absent material conflicts (see Section IV below), the Chief Investment Officer will determine how the Adviser should vote the proxy. The Chief Investment Officer will send its decision on how the Adviser will vote a proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

•                  The Adviser may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer will monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III.                              VOTING GUIDELINES

In the absence of specific voting guidelines from the client, the Adviser will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Adviser believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

•                  Generally, the Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

•                  Generally, the Adviser will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, the Adviser shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

•                  whether the proposal was recommended by management and the Adviser’s opinion of management;

•                  whether the proposal acts to entrench existing management; and

•                  whether the proposal fairly compensates management for past and future performance.

IV.                               CONFLICTS OF INTEREST

1.                                      The Compliance Officer will identify any conflicts that exist between the interests of the Adviser and its clients. This examination will include a review of the relationship of the Adviser and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of the Adviser or an affiliate of the Adviser or has some other relationship with the Adviser or a client of the Adviser.

2.                                      If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. The Adviser will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Adviser determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Adviser will give the ERISA client the opportunity to vote the proxies themselves. Absent the client reserving voting rights, the Adviser will vote the proxies solely in accordance with the policies outlined in Section III, “Voting Guidelines” above.

V.                                    DISCLOSURE

1.                                      The Adviser will disclose in its Form ADV Part 2 that clients may contact the Compliance Officer, via e-mail or telephone, in order to obtain information on how the Adviser voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how the Adviser voted the client’s proxy.

2.                                      A concise summary of this Proxy Voting Policy and Procedures will be included in the Adviser’s Form ADV Part 2, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.                               RECORDKEEPING

The Compliance Officer will maintain files relating to the Adviser’s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

•                  Copies of this proxy voting policy and procedures, and any amendments thereto.

•                  A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.(1)

•                  A record of each vote that the Adviser casts.

•                  A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision.

•                  A copy of each written client request for information on how the Adviser voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

Please retain this Supplement for future reference.

(1)                                 The Adviser may choose instead to have a third party retain a copy of proxy statements (provided that the third party undertakes to provide a copy of the proxy statements promptly upon request).